BALANCE SHEET COMPONENTS - Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEET COMPONENTS
Intangibles Assets	$ 3	$ 3
Long-term deposits	3,304	75	$ 75
Total Other Assets	$ 3,307	$ 78	$ 75